Reconciliation of Segment Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 274,098	$ 225,222
Plant, property and equipment, net	88,956	88,642
Capital expenditures	16,604	16,175	16,244
Operating Segments
Segment Reporting Information [Line Items]
Assets	231,002	227,300	233,563
Plant, property and equipment, net	87,817	87,456	87,600
Capital expenditures	15,654	15,199	15,372
Operating Segments | Wireless
Segment Reporting Information [Line Items]
Assets	146,429	142,485	147,378
Plant, property and equipment, net	35,932	34,545	33,451
Capital expenditures	9,425	8,857	8,973
Operating Segments | Wireline
Segment Reporting Information [Line Items]
Assets	84,573	84,815	86,185
Plant, property and equipment, net	51,885	52,911	54,149
Capital expenditures	$ 6,229	$ 6,342	$ 6,399